J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund

(All Share Classes)

(a series of JPMorgan Trust II)

JPMorgan U.S. Large Cap Value Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

JPMorgan Value Opportunities Fund

(All Share Classes)

(a series of JPMorgan Value Opportunities Fund, Inc.)

(each a “Fund” and collectively the “Funds”)

Supplement dated October 21, 2011

to the Prospectuses dated November 1, 2010, as supplemented

The portfolio manager information for the Funds in the section titled “Portfolio Management” in the Funds’ “Risk/Return Summary” and the respective paragraphs in the section titled “The Funds’ Management and Administration — The Portfolio Managers” are hereby deleted in their entirety and replaced with the corresponding information below:

JPMorgan Large Cap Value Fund

The information below replaces the corresponding information in the section titled “Management” in the Fund’s Risk/Return Summary.

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Alan Gutmann	2004	Executive Director
Aryeh Glatter	2011	Executive Director

JPMorgan U.S. Large Cap Value Plus Fund

The information below replaces the corresponding information in the section titled “Management” in the Fund’s Risk/Return Summary.

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Alan Gutmann	2007	Executive Director
Aryeh Glatter	2011	Executive Director

SUP- LCV-1011

JPMorgan Value Opportunities Fund

The information below replaces the corresponding information in the section titled “Management” in the Fund’s Risk/Return Summary.

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Alan Gutmann	2003	Executive Director
Aryeh Glatter	2011	Executive Director

In addition, the paragraphs in the section titled “The Funds’ Management and Administration — The Portfolio Managers” as they pertain to the Funds are hereby deleted in their entirety and replaced by the following:

Alan Gutmann, Executive Director of JPMIM, and Aryeh Glatter, Executive Director of JPMIM, serve as the portfolio managers for the Fund. Mr. Gutmann has worked as a portfolio manager with JPMIM or one of its affiliates since 2003 when he joined the firm. Mr. Glatter has been a portfolio manager on the Large Cap Value team since 2011 when he joined the firm. Prior to joining the firm in 2011, he was a portfolio manager at AllianceBernstein, where he managed large cap equities from 2000 to 2009.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Large Cap Value Fund

(All Share Classes)

(a series of JPMorgan Trust II)

JPMorgan U.S. Large Cap Value Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

(each a “Fund” and collectively the “Funds”)

Supplement dated October 21, 2011

to the Statement of Additional Information dated November 1, 2010, as supplemented

The information in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Large Cap Value Fund and the JPMorgan U.S. Large Cap Value Plus Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Large Cap Value Fund
Alan Gutmann	4	1,153,356	2	200,305	2	38,759
Aryeh Glatter*	0	0	0	0	0	0
U.S. Large Cap Value Plus Fund
Alan Gutmann	4	1,376,387	2	200,305	2	38,759
Aryeh Glatter*	0	0	0	0	0	0

*	As of 2/28/11

Performance Based Fee Advisory Accounts

	REGISTERED INVESTMENT COMPANIES		OTHER POOLED INVESTMENT VEHICLES		OTHER ACCOUNTS
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)
Large Cap Value Fund
Alan Gutmann	0	0	0	0	0	0
Aryeh Glatter*	0	0	0	0	0	0
U.S. Large Cap Value Plus Fund
Alan Gutmann	0	0	0	0	0	0
Aryeh Glatter*	0	0	0	0	0	0

*	As of 2/28/11

SUP-SAI-LCV-1011

Portfolio Managers’ Ownership of Securities

Aggregate Dollar Range of Securities in the Fund

	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Large Cap Value Fund
Alan Gutmann	X
Aryeh Glatter*	X
U.S. Large Cap Value Plus Fund
Alan Gutmann					X
Aryeh Glatter*	X

*	As of 2/28/11

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE